RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Related Parties [Abstract]
Disclosure of detailed information about balances with related parties [Text Block]
Balances as of December 31, 2017 and 2016, with related parties, are detailed in the following tables:

	Individuals				Entity
December 31, 2017	Mr. Sarmiento Angulo and relatives		Key management personnel		Associates and joint ventures		Entities controlled by individuals		Entities with significant influence by individuals

Assets
Cash and equivalents	Ps.	-	Ps.	-	Ps.	11	Ps.	-	Ps.	67
Financial assets in investments		-		-		910,310		1,249		-
Financial assets in credit operations		3,066		10,665		1,492,067		1,301,697		3,385
Accounts receivable		11		33		59,588		4,421		-
Other assets		-		-		156,636		3,661		18

Liabilities
Deposits	Ps.	21,257	Ps.	20,192	Ps.	2,535,339	Ps.	1,566,160	Ps.	1,275
Accounts payable		103		700		15,353		322,275		18,671
Financial obligations		4		10		16,435		1,249		-
Other liabilities		-		4		7,424		49		-

	Individuals				Entity
December 31, 2016	Mr. Sarmiento Angulo and relatives		Key management personnel		Associates and joint ventures		Entities controlled by individuals		Entities with significant influence by individuals

Assets
Cash and equivalents	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	-
Financial assets in investments		-		-		157,427		-		-
Financial assets in credit operations		3,897		9,520		1,809,972		1,276,534		24,695
Accounts receivable		3		28		157,725		8,781		125,532
Other assets		-		1		41,168		30,068		-

Liabilities
Deposits	Ps.	100,787	Ps.	39,431	Ps.	2,610,620	Ps.	446,802	Ps.	588
Accounts payable		73		582		16,215		641,363		37,831
Financial obligations		3		308		9,445		-		-
Other liabilities		-		-		1,984		3,982		-

Disclosure of transactions between related parties [text block]
Transactions during the years ended as of December 31, 2017, 2016 and 2015, with related parties are as follows:

a.	Profit or loss

	Individuals			Entity
December 31, 2017	Mr. Sarmiento Angulo and relatives		Key management personnel	Associates and joint ventures	Entities controlled by individuals	Entities with significant influence by individuals

Income
Interest income	Ps.	164	757	155,690	123,671	543
Fee income and commissions		5	48	26,249	57,180	-
Leases		-	-	321	301	-
Other income		4	59	236,871	6,391	-

Expenses
Financial expenses		243	1,197	129,335	30,431	6
Fee expenses and commissions		4	1,510	24,039	3,276	1
Operating expenses		-	9,706	3,572	1,892	113
Other expenses		-	1,635	32,691	34,400	-

	Individuals			Entity
December 31, 2016	Mr. Sarmiento Angulo and relatives		Key management personnel	Associates and joint ventures	Entities controlled by individuals	Entities with significant influence by individuals

Income
Interest income	Ps.	28	321	81,646	64,299	789
Fee income and commissions		4	28	12,717	33,659	-
Leases		-	-	66	290	30
Other income		440	-	171,405	2,957	9.915

Expenses
Financial expenses		84	656	88,800	19,064	-
Fee expenses and commissions		333	931	15,451	2,674	143
Operating expenses		-	5,588	75	2,060	1
Other expenses		11	1,390	193,762	15,159	811

	Individuals			Entity
December 31, 2015	Mr. Sarmiento Angulo and relatives		Key management personnel	Associates and joint ventures	Entities controlled by individuals	Entities with significant influence by individuals

Income
Interest income	Ps.	84	379	66,562	23,506	1,122
Fee income and commissions		3	28	6,471	26,775	-
Leases		-	-	278	262	19
Other income		2	80	190,571	2,423	5,786

Expenses
Financial expenses		163	209	324	18,001	-
Fee expenses and commissions		2	1,327	13,597	1,227	8
Operating expenses		-	8,288	114	1,963	-
Other expenses		5	154	71,759	27,916	60

Disclosure of information about key management personnel [text block]
The compensation received by the key personnel of the management comprises the following:

	Years ended as of
Items	December 31, 2017		December 31, 2016		December 31, 2015
Salaries	Ps.	17,073	Ps.	15,731	Ps.	14,271
Short term benefits for employees		3,167		10,664		12,282
Total	Ps.	20,240	Ps.	26,395	Ps.	26,553